Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Current assets:
Cash and cash equivalents	$ 59,320	$ 55,547	$ 46,674	$ 68,921	$ 174,960	$ 199,267
Receivables, net of allowance for doubtful accounts	287,751	266,115		222,565
Income taxes receivable	27,310	20,747		11,457
Deferred income tax assets		8,542		7,596
Inventories	105,774	90,013		102,224
Prepaid expenses	24,394	21,183		17,853
Other assets	38,714	33,195		36,234
Assets, Current, Total	543,263	495,342		466,850
Property and equipment, net	1,186,376	1,026,860		1,133,499
Investments	25,739	24,226		23,548
Intangible assets	202,591	217,890		243,184
Goodwill	437,359	433,811		448,121	425,514
Restricted cash	23,538	25,994		13,219
Other assets	406,920	363,103		319,053
Deferred income tax assets	10,884	48,943		90,882
Assets held for sale	42,174	79,813		49,799
Total assets	2,878,844	2,715,982		2,788,155
Current liabilities:
Payables and accruals	394,238	363,064		364,848
Deferred revenue	20,951	23,737		24,183
Income taxes payable	46,658	43,581		29,132
Deferred income tax liabilities	2,020	11,729		13,035
Current facility secured by accounts receivable	41,259	45,566		21,571
Other liabilities	23,164	23,648		32,306
Current portion of long-term debt	24,104	17,701		106,642
Liabilities, Current, Total	552,394	529,026		591,717
Long-term debt	1,479,222	1,269,379		1,184,844
Liabilities held for sale				1,608
Deferred revenue	52,633	43,517		37,799
Other liabilities	194,662	191,521		188,654
Deferred income tax liabilities	11,830	20,072		36,170
Total liabilities	2,290,741	2,053,515		2,040,792
Redeemable non-controlling interests	(1,646)	1,675		3,087
Shareholder's equity	589,749	660,792		744,276
Liabilities and Equity, Total	2,878,844	2,715,982		2,788,155
Parent
Current assets:
Cash and cash equivalents	(4,398)	196	(386)	28	35	20,001
Receivables, net of allowance for doubtful accounts	4	4		4
Current intercompany receivables	6,056	6,065		6,099
Prepaid expenses	39			69
Assets, Current, Total	1,701	6,265		6,200
Investments	590,479	661,373		773,706
Total assets	592,180	667,638		779,906
Current liabilities:
Payables and accruals	418	45		20
Income taxes payable	1,297	5,433		6,882
Current intercompany payables	700	1,352		28,712
Liabilities, Current, Total	2,415	6,830		35,614
Other liabilities	16	16		16
Total liabilities	2,431	6,846		35,630
Shareholder's equity	589,749	660,792		744,276
Liabilities and Equity, Total	592,180	667,638		779,906
Issuer
Current assets:
Cash and cash equivalents	10,385	(6,771)	(51,990)	2,692	57,323	30,701
Receivables, net of allowance for doubtful accounts	113	113		113
Current intercompany receivables	608,236	463,703		354,672
Prepaid expenses	75
Other assets	5,357	14,202		8,390
Assets, Current, Total	624,166	471,247		365,867
Investments	358,814	324,255		555,426
Other assets	30,839	31,497		35,595
Long term intercompany receivables	884,529	873,263		932,192
Total assets	1,898,348	1,700,262		1,889,080
Current liabilities:
Payables and accruals	39,341	5,796		6,383
Income taxes payable	1,031	3,908		4,088
Current intercompany payables	39,301	31,754		92,601
Other liabilities	110,948	34,606		81,858
Liabilities, Current, Total	190,621	76,064		184,930
Long-term debt	1,359,149	1,209,109		1,152,936
Other liabilities				2
Total liabilities	1,549,770	1,285,173		1,337,868
Shareholder's equity	348,578	415,089		551,212
Liabilities and Equity, Total	1,898,348	1,700,262		1,889,080
Guarantor
Current assets:
Cash and cash equivalents	120,963	41,032	54,969	15,016	137,259	146,448
Receivables, net of allowance for doubtful accounts	134,750	115,853		114,771
Current intercompany receivables	447,710	521,817		438,739
Income taxes receivable	4,091	4,203		1
Deferred income tax assets		5,192		9,637
Inventories	98,259	80,879		91,413
Prepaid expenses	12,093	12,088		8,007
Other assets	34,479	38,973		27,186
Assets, Current, Total	852,345	820,037		704,770
Property and equipment, net	1,095,376	950,024		1,078,542
Investments	447,621	358,315		437,943
Intangible assets	199,940	215,949		241,046
Goodwill	340,832	336,703		349,373
Restricted cash	7,411	6,039		6,798
Other assets	359,951	333,683		292,382
Long term intercompany receivables	15,271	30,151		30,795
Deferred income tax assets	10,349	30,759		72,796
Assets held for sale	42,174	79,813		46,234
Total assets	3,371,270	3,161,473		3,260,679
Current liabilities:
Payables and accruals	287,187	255,960		219,217
Deferred revenue	12,543	14,020		16,114
Income taxes payable	33,817	20,763		(4,913)
Current intercompany payables	267,716	327,798		324,848
Deferred income tax liabilities	1,921	11,652		12,373
Other liabilities	125,837	49,277		91,022
Current portion of long-term debt	24,104	17,701		106,642
Liabilities, Current, Total	753,125	697,171		765,303
Long-term debt	1,479,222	1,269,379		1,184,844
Long-term intercompany payables	448,799	449,595		468,315
Liabilities held for sale				1,608
Deferred revenue	26,101	17,955		13,014
Other liabilities	116,682	107,491		105,685
Deferred income tax liabilities	10,996	16,931		27,812
Total liabilities	2,834,925	2,558,522		2,566,581
Shareholder's equity	536,345	602,951		694,098
Liabilities and Equity, Total	3,371,270	3,161,473		3,260,679
Non-guarantor
Current assets:
Cash and cash equivalents	(57,245)	14,319	(7,909)	53,877	37,666	32,818
Receivables, net of allowance for doubtful accounts	153,605	150,881		108,394
Current intercompany receivables	242,363	282,677		227,097
Income taxes receivable	23,219	16,544		11,456
Deferred income tax assets		3,350		2,169
Inventories	7,515	9,134		10,811
Prepaid expenses	12,262	9,095		9,777
Other assets	115,219	38,575		83,322
Assets, Current, Total	496,938	524,575		506,903
Property and equipment, net	91,381	77,217		55,338
Investments	17,132	15,548		14,368
Intangible assets	2,651	1,941		2,138
Goodwill	96,527	97,108		98,748
Restricted cash	16,127	19,955		6,421
Other assets	46,939	29,362		26,671
Long term intercompany receivables	488,017	496,926		508,612
Deferred income tax assets	535	18,184		21,644
Assets held for sale				3,565
Total assets	1,256,247	1,280,816		1,244,408
Current liabilities:
Payables and accruals	106,635	107,059		145,611
Deferred revenue	8,408	9,717		8,069
Income taxes payable	11,544	17,385		32,731
Current intercompany payables	427,671	489,454		345,739
Deferred income tax liabilities	99	77		1,900
Current facility secured by accounts receivable	41,259	45,566		21,571
Other liabilities	8,310	18,641		19,351
Liabilities, Current, Total	603,926	687,899		574,972
Long-term intercompany payables	54,460	69,313		71,083
Deferred revenue	26,532	25,562		24,785
Other liabilities	77,964	84,014		82,953
Deferred income tax liabilities	834	3,141		8,358
Total liabilities	763,716	869,929		762,151
Redeemable non-controlling interests	(1,646)	1,675		3,087
Shareholder's equity	494,177	409,212		479,170
Liabilities and Equity, Total	1,256,247	1,280,816		1,244,408
Eliminations
Current assets:
Cash and cash equivalents	(10,385)	6,771	51,990	(2,692)	(57,323)	(30,701)
Receivables, net of allowance for doubtful accounts	(721)	(736)		(717)
Current intercompany receivables	(1,304,365)	(1,274,262)		(1,026,607)
Deferred income tax assets				(4,210)
Prepaid expenses	(75)
Other assets	(116,341)	(58,555)		(82,664)
Assets, Current, Total	(1,431,887)	(1,326,782)		(1,116,890)
Property and equipment, net	(381)	(381)		(381)
Investments	(1,388,307)	(1,335,265)		(1,757,895)
Other assets	(30,809)	(31,439)		(35,595)
Long term intercompany receivables	(1,387,817)	(1,400,340)		(1,471,599)
Deferred income tax assets				(3,558)
Total assets	(4,239,201)	(4,094,207)		(4,385,918)
Current liabilities:
Payables and accruals	(39,343)	(5,796)		(6,383)
Income taxes payable	(1,031)	(3,908)		(9,656)
Current intercompany payables	(735,388)	(850,358)		(791,900)
Deferred income tax liabilities				(1,238)
Other liabilities	(221,931)	(78,876)		(159,925)
Liabilities, Current, Total	(997,693)	(938,938)		(969,102)
Long-term debt	(1,359,149)	(1,209,109)		(1,152,936)
Long-term intercompany payables	(503,259)	(518,908)		(539,398)
Other liabilities				(2)
Total liabilities	(2,860,101)	(2,666,955)		(2,661,438)
Shareholder's equity	(1,379,100)	(1,427,252)		(1,724,480)
Liabilities and Equity, Total	$ (4,239,201)	$ (4,094,207)		$ (4,385,918)